ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2019
Accounts Receivable, Net
Accounts receivable, net
,
consisted of the following:

	As of September 30,
	2018	2019
	US$	US$
Accounts receivable	8,622	8,612
Less: allowance for doubtful accounts	(1,342)	(1,282)

Accounts receivable, net	7,280	7,330

Movement Of Allowance For Doubtful Accounts
Movement of allowance for doubtful accounts w
a
s as follows:

	As of September 30,
	2018	2019
	US$	US$
Balance at beginning of the year	1,191	1,342
Increase (reversal) of the allowance for doubtful accounts	199	(8)
Foreign currency adjustment	(48)	(52)

Balance at end of the year	1,342	1,282